Income and other taxes - Unused tax losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect	$ 81,527	$ (6,482)
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	2,488,673
Tax effect	547,509
Expire | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	949,557
Tax effect	208,903
Losses generated in 2015 (expires 2035) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	282,035
Tax effect	62,048
Losses generated in 2016 (expires 2036) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	432,581
Tax effect	95,168
Losses generated in 2017 (expires 2037) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	234,941
Tax effect	51,687
Losses generated in 2018 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	11,727
Tax effect	2,580
Losses generated in 2019 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	475,744
Tax effect	104,664
Losses generated in 2020 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	275,776
Tax effect	60,671
Losses generated in 2021 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	65,283
Tax effect	14,362
Losses generated in 2022 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	16,715
Tax effect	3,677
Losses generated in 2023 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	88,832
Tax effect	19,543
Losses generated in 2024 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	89,493
Tax effect	19,689
Losses generated in 2025 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	515,546
Tax effect	$ 113,420